Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington DC 20549

September 28, 2001

RE: Amana Mutual Funds Trust -- File No. 2-96924
Post-Effective Amendment No. 18 (Act of 1933) and No. 21 (Act of 1940)

Ladies and Gentlemen:

On behalf of the referenced Trust, please find enclosed for filing pursuant to Rule 497 Post-Effective Amendment No. 18 under the Investment Act of 1933 and No. 21 under the Investment Act of 1940 to the Trust's Registration Statement on Form N-1A.

This Post-Effective Amendment is the annual update to Amana Mutual Fund Trust's Registration Statement. It includes financial information updated for the fiscal year ended May 31, 2001. This 497 filing reflects changes made to comments received from the SEC on September 21, 2001. There are no other material changes.

Very truly yours,

Amana Mutual Funds Trust
/s/ Nicholas F. Kaiser
Nicholas F. Kaiser
President